Condensed Statements of Changes in Stockholders’ Equity (Unaudited) - USD ($)	Series A Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interest	Total
Balance at Dec. 31, 2019	$ 1,900	$ 3,734	$ 19,398,854	$ (9,571,836)	$ 233,288	$ 123,914	$ 10,189,854
Balance (in Shares) at Dec. 31, 2019	19,000,000	37,341,954
Issuance of common stock in acquisition		$ 116	534,939				535,055
Issuance of common stock in acquisition (in Shares)		1,161,000
Net income				975,504		4,403	979,907
Foreign currency translation adjustment					895,063	1,524	896,587
Balance at Dec. 31, 2020	$ 1,900	$ 3,850	19,933,793	(8,596,332)	1,128,351	129,841	12,601,403
Balance (in Shares) at Dec. 31, 2020	19,000,000	38,502,954
Net income				797,129		1,900	799,029
Foreign currency translation adjustment					170,876	422	171,298
Balance at Jun. 30, 2021	$ 1,900	$ 3,850	19,933,793	(7,799,203)	1,299,227	132,163	13,571,730
Balance (in Shares) at Jun. 30, 2021	19,000,000	38,502,954
Balance at Dec. 31, 2020	$ 1,900	$ 3,850	19,933,793	(8,596,332)	1,128,351	129,841	12,601,403
Balance (in Shares) at Dec. 31, 2020	19,000,000	38,502,954
Net income				1,720,105		11,072	1,731,177
Foreign currency translation adjustment					372,376	2,901	375,277
Balance at Dec. 31, 2021	$ 1,900	$ 3,850	19,933,793	(6,876,227)	1,500,727	143,814	14,707,857
Balance (in Shares) at Dec. 31, 2021	19,000,000	38,502,954
Balance at Jun. 30, 2021	$ 1,900	$ 3,850	19,933,793	(7,799,203)	1,299,227	132,163	13,571,730
Balance (in Shares) at Jun. 30, 2021	19,000,000	38,502,954
Net income				922,976		9,172	932,148
Foreign currency translation adjustment					201,500	2,479	203,979
Balance at Dec. 31, 2021	$ 1,900	$ 3,850	19,933,793	(6,876,227)	1,500,727	143,814	14,707,857
Balance (in Shares) at Dec. 31, 2021	19,000,000	38,502,954
Net income				758,375		2,237	760,612
Foreign currency translation adjustment					(413,637)	(1,954)	(415,591)
Balance at Jun. 30, 2022	$ 1,900	$ 3,850	$ 19,933,793	$ (6,117,852)	$ 1,087,090	$ 144,097	$ 15,052,878
Balance (in Shares) at Jun. 30, 2022	19,000,000	38,502,954